Summary of Significant Accounting Policies - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Amount	$ 30,635	$ 23,011	$ 92,885	$ 78,752	$ 103,803	$ 116,935
Geographic Concentration Risk | Net Sales
Concentration Risk [Line Items]
Percent of Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
United States
Concentration Risk [Line Items]
Amount	$ 20,112	$ 16,836	$ 65,171	$ 62,116	$ 82,413	$ 95,725
United States | Geographic Concentration Risk | Net Sales
Concentration Risk [Line Items]
Percent of Total	66.00%	73.00%	70.00%	79.00%	79.00%	82.00%
Australia
Concentration Risk [Line Items]
Amount	$ 7,875	$ 4,079	$ 18,452	$ 9,483	$ 13,219	$ 13,169
Australia | Geographic Concentration Risk | Net Sales
Concentration Risk [Line Items]
Percent of Total	25.00%	18.00%	20.00%	12.00%	13.00%	11.00%
Other
Concentration Risk [Line Items]
Amount	$ 2,648	$ 2,096	$ 9,262	$ 7,153	$ 8,171	$ 8,041
Other | Geographic Concentration Risk | Net Sales
Concentration Risk [Line Items]
Percent of Total	9.00%	9.00%	10.00%	9.00%	8.00%	7.00%